Schedule of Investments (unaudited) March 31, 2023	BlackRock LifePath® Dynamic 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 77.3%
BlackRock Advantage Emerging Markets Fund, Class K	1,196,614	$11,319,964
BlackRock Tactical Opportunities Fund, Class K	809,532	11,519,636
Diversified Equity Master Portfolio	$116,693,760	116,693,760
International Tilts Master Portfolio	$36,740,436	36,740,436
iShares Developed Real Estate Index Fund, Class K	481,067	4,329,605
iShares MSCI EAFE Small-Cap ETF(b)	201,125	11,968,949

		192,572,350

Fixed-Income Funds — 16.8%
BlackRock Diversified Fixed Income Fund	1,634,229	16,129,839
BlackRock High Yield Bond Portfolio, Class K	371,316	2,521,233
iShares iBoxx $Investment Grade Corporate Bond ETF(b)	118,225	12,958,642
iShares TIPS Bond ETF(b)	91,913	10,133,408

		41,743,122

Security	Shares	Value

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	9,695,668	$9,698,576
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(c)	13,462,086	13,462,086

		23,160,662

Total Investments — 103.4% (Cost: $222,177,073)		257,476,134

Liabilities in Excess of Other Assets — (3.4)%		(8,372,266)

Net Assets — 100.0%		$249,103,868

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio(a)	$6,271,174	$—		$(8,294,493	)(b)(c)	$(15,876)	$2,039,195	$—	$—	$10,165		$—
BlackRock Advantage Emerging Markets Fund, Class K	10,697,725	—		—		—	622,239	11,319,964	1,196,614	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	13,788,827	—		(4,088,851	)(b)	546	(1,946)	9,698,576	9,695,668	9,563	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,202,351	6,259,735	(b)	—		—	—	13,462,086	13,462,086	6,577		—
BlackRock Diversified Fixed Income Fund	—	16,307,518		—		—	(177,679)	16,129,839	1,634,229	128,200		—
BlackRock High Yield Bond Portfolio, Class K	2,426,072	40,455	(b)	—		—	54,706	2,521,233	371,316	40,824		—
BlackRock Tactical Opportunities Fund, Class K	11,673,447	—		—		—	(153,811)	11,519,636	809,532	—		—
Diversified Equity Master Portfolio	110,498,719	876,656	(b)(c)	—		(438,353)	5,756,738	116,693,760	$116,693,760	536,241		—
International Tilts Master Portfolio	33,710,252	959,311	(c)	—		526,886	1,543,987	36,740,436	$36,740,436	215,076		—
iShares Core U.S. Aggregate Bond ETF(a)	4,658,430	—		(4,826,640)		(807,609)	975,819	—	—	—		—
iShares Developed Real Estate Index Fund, Class K	4,281,498	—		—		—	48,107	4,329,605	481,067	—		—
iShares iBoxx $Investment Grade Corporate Bond ETF	12,464,462	—		—		—	494,180	12,958,642	118,225	84,394		—
iShares MSCI EAFE Small-Cap ETF	11,359,539	—		—		—	609,410	11,968,949	201,125	—		—

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Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2040 Fund

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds

iShares TIPS Bond ETF	$8,957,032	$842,618	$—		$—	$333,758	$10,133,408	91,913	$—	$—
Master Total Return Portfolio(a)	4,692,680	—	(6,051,632	)(b)(c)	(125,293)	1,484,245	—	$—	59,592	—

					$(859,699)	$13,628,948	$257,476,134		$1,090,632	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	16	06/08/23	$2,426	$91,309
S&P/TSE 60 Index	33	06/15/23	5,905	147,520
MSCI Emerging Markets Index	174	06/16/23	8,661	304,982
Russell 2000 E-Mini Index	59	06/16/23	5,350	88,740
S&P 500 Micro E-Mini Index	202	06/16/23	4,179	224,161
10-Year U.S. Treasury Note	39	06/21/23	4,487	139,222
Ultra U.S. Treasury Bond	33	06/21/23	4,675	183,391

				1,179,325

Short Contracts 5-Year U.S. Treasury Note	90	06/30/23	9,868	31,881

				$1,211,206

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	7,992,945	USD	5,876,250	Deutsche Bank AG	06/21/23	$45,375
EUR	2,120,670	USD	2,250,890	Bank of America N.A.	06/21/23	59,077
EUR	2,120,671	USD	2,249,200	Morgan Stanley & Co. International PLC	06/21/23	60,768

						165,220

USD	275,041	CAD	376,000	Bank of America N.A.	06/21/23	(3,521)
USD	39,426	EUR	37,000	Morgan Stanley & Co. International PLC	06/21/23	(877)
USD	153,762	JPY	20,729,000	Bank of America N.A.	06/21/23	(4,146)

						(8,544)

						$156,676

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Effective Date	Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency	Counterparty					Value

1-Day SOFR plus 0.25%, 4.80%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD	4,868	$(89,562)	$—	$(89,562)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$39,138,154	$—	$—	$39,138,154
Fixed-Income Funds	41,743,122	—	—	41,743,122
Money Market Funds	23,160,662	—	—	23,160,662

	$104,041,938	$—	$—	104,041,938

Investments Valued at NAV(a)				153,434,196

				$257,476,134

Derivative Financial Instruments(b)
Assets
Equity Contracts	$765,403	$91,309	$—	$856,712
Foreign Currency Exchange Contracts	—	165,220	—	165,220
Interest Rate Contracts	354,494	—	—	354,494
Liabilities
Equity Contracts	—	(89,562)	—	(89,562)
Foreign Currency Exchange Contracts	—	(8,544)	—	(8,544)

	$1,119,897	$158,423	$—	$1,278,320

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

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